Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
2017 Retirement Distribution Fund - S Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2017 RETIREMENT DISTRIBUTION FUND — S SHARES
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund primarily seeks to provide a stated annual target distribution for 10 years from its inception.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “ turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds, except for the Russell U.S. Cash Management Fund, are available in the Prospectus for the Underlying Funds.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. “Other Expenses,” “Total Annual Fund Operating Expenses,” “Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is not intended for pre-retirement wealth accumulation. It is intended to provide for distribution (or “decumulation”) of assets during retirement. The Fund seeks to provide steady, predictable, but not guaranteed distributions by making ten stated annual target distributions (the “Term”). The Fund’s distribution policy may be modified at any time. The Fund’s current annual target distribution is $0.7361 per share per year payable annually. This distribution is not guaranteed and a substantial portion of the distribution may be return of capital.

The Fund was opened in 2008 and, as of the date of this Prospectus, has made five distributions. The Fund intends to make its last annual distribution in 2017. The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. This means you will receive a portion of your original investment back as part or all of the annual target distribution. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage.” In order for you to receive your expected annual target distributions, you must reinvest all Distribution Overages. The target distributions per share will be reduced in future years as you will hold more shares after you re-invest the Distribution Overage. If you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution from this Fund in subsequent years. The target distribution per share will also be changed in future years to adjust for the redemption of shares from your account to pay your financial intermediary an assumed 1.00% fee per year. If your fee exceeds 1.00% per year, your aggregate distribution in future years will be lower.

Because the Fund’s net asset value (“NAV”) changes daily, the Fund’s payout ratio (target distribution per share divided by net asset value per share) will change on a daily basis. To calculate the number of shares you should buy in order to received a desired aggregate annual distribution, see “Determining How Many Shares to Buy” in the Fund’s Prospectus.

The Fund is a fund of funds and seeks to achieve its objective principally by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, alternative and cash) is represented by one or more Underlying Funds. The Underlying Funds employ a multi-manager approach whereby assets of the Underlying Fund are allocated to different money managers unaffiliated with Russell Investment Management Company (“RIMCo”), with the exception of the Russell U.S. Cash Management Fund. The Underlying Funds to which the Fund allocates its assets and the percentage allocations will change over time. In addition, the Fund may in the future invest in other funds which are not currently Underlying Funds.

		Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Purchase After First Stated Annual Target Distribution. Investors who purchase shares after the Fund has made its first stated annual target distribution may not receive the same results as investors who purchase shares prior to that distribution. This may include a different payout ratio and/or a different amount of the investor’s initial investment remaining at the end of the period.
  Target Distribution. Neither the Fund nor RIMCo can offer any assurance that the Fund will be able to make its target distributions or return all or a portion of your initial investment. Exceptional market returns, both positive and negative, may impact the ability of the Fund to make its target distributions as well as the amount of your initial investment that will remain at the end of the Fund’s term.
  Impact of Changes to Net Asset Value. If the NAV per share of the Fund decreases due to declines in the value of the Fund’s investments, there will be a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment remaining at the end of the Term will be less and may possibly be zero.
  Return of Capital. To the extent that income and capital gains are insufficient to pay the targeted distributions, the Fund will distribute a portion of invested capital as a return of capital. Substantial return of capital may decrease the likelihood of the Fund achieving its secondary objective of preservation of a portion of the capital initially invested.
  Sufficient Assets. The Fund seeks to provide a steady, but not guaranteed, level of distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If the Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.
  Investment Model Assumptions. The investment model used by the Funds relies on RIMCo’s capital markets assumptions. The capital markets assumptions may differ from actual results and the investment model’s asset allocation may be more aggressive or more conservative than necessary. If investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet the Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals and risk tolerance before investing in any Fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Active Management. Despite strategies designed to achieve the Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's characteristics or exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
  Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund’s portfolio instruments or achieving the Underlying Fund’s objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds, with the exception of the Russell U.S. Cash Management Fund. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year since the beginning of the Fund’s operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	S Shares Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year since the beginning of the Fund’s operations. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 9.87% (2Q/09) Lowest Quarterly Return: (16.82)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. Please see the Performance Notes section of the Fund’s Prospectus for further information regarding performance of the Fund.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2017 Retirement Distribution Fund - S Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	3.89%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.84%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.82%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.02%	[1]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	1,112
5 Years	rr_ExpenseExampleYear05	2,124
10 Years	rr_ExpenseExampleYear10	4,666
2008	rr_AnnualReturn2008	(35.50%)
2009	rr_AnnualReturn2009	20.71%
2010	rr_AnnualReturn2010	11.18%
2011	rr_AnnualReturn2011	(1.87%)
2012	rr_AnnualReturn2012	8.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.82%)
1 Year	rr_AverageAnnualReturnYear01	8.96%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.54%)
2017 Retirement Distribution Fund - S Shares | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.46%)
2017 Retirement Distribution Fund - S Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.96%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.81%)
2017 Retirement Distribution Fund - S Shares | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
2017 Retirement Distribution Fund - S Shares | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
2017 Retirement Distribution Fund - S Shares | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.73%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.22%)

[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until April 29, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct expenses to the extent that direct expenses exceed 0.27% of the average daily net assets of the Fund on an annual basis. Direct operating expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Funds. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.